SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Latin America Equity Fund
                             DWS Europe Equity Fund

Effective on or about July 20, 2009, the following information replaces the disclosure in the "Portfolio management" section of DWS Latin America Equity Fund's prospectuses:

The fund is managed by a team of investment professionals who collaborate to implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with the portfolio holdings.

The following people handle the day-to-day management of the fund:

  Rainer Vermehren                      Florian Tanzer
  Director of Deutsche Asset            Assistant Vice President of Deutsche
  Management and Lead Portfolio         Asset Management and Portfolio Manager
  Manager of the fund.                  of the fund.
   o Joined Deutsche Asset Management     o Joined Deutsche Asset Management and
     in 1997 and the fund in 2009.          the Global Emerging Markets team in
   o Portfolio manager for emerging         May 2006.
     markets equity: Frankfurt.           o Portfolio manager for Emerging
   o Joined Deutsche Asset Management       Markets Equity: Frankfurt.
     after three years as assistant       o Joined the fund in 2009.
     to fund manager in Latin             o Master's degree in business
     American equities at Morgan            administration (Diplom-Kaufmann),
     Stanley, New York.                     University of Mannheim, focus:
   o BA, University of Maryland; MBA,       Investment & Finance, International
     Fordham University.                    Management, Statistics.



The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding the accounts managed.


July 20, 2009                                        [DEUTSCHE INVESTMENTS LOGO]
DRINTF-3600                                                  Deutsche Bank Group


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Effective on or about July 23, 2009, the following information replaces the disclosure in the "Portfolio management" section of DWS Europe Equity Fund's prospectuses:

The fund is managed by a team of investment professionals who collaborate to implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with the portfolio holdings.

The following people handle the day-to-day management of the fund:

  Michael Sieghart, CFA                  Mark Schumann
  Managing Director of Deutsche Asset    Vice President of Deutsche Asset
  Management and Lead Portfolio          Management and Portfolio Manager of
  Manager of the fund.                   the fund.
   o Joined Deutsche Asset Management     o Joined Deutsche Asset Management
     in 1997 and the fund in 2009.          in 2003 and the fund in 2009.
   o Senior fund manager of global        o Portfolio Manager for European Large
     and European equities: Frankfurt.      Cap Equity: Frankfurt.
   o Master's degree in finance and       o Masters (Lic oec) from University of
     economics from the University of       St. Gallen (HSG).
     Economics and Business
     Administration, Vienna.

The fund's Statement of Additional Information provides additional information about a portfolio manager's investments in the fund, a description of the portfolio management compensation structure and information regarding the accounts managed.







               Please Retain This Supplement for Future Reference


July 20, 2009
DRINTF-3600